Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Liabilities

As of June 30, 2026 and 2025, lease liabilities consist of the following:

	As of year ended June 30,
	2026	2025
Operating lease liabilities – current portion	$142,155	$126,227
Operating lease liabilities – non-current portion	30,351	147,587
Total	$172,506	$273,814

Other lease information is as follows:

	As of year ended June 30,
	2026	2025
Weighted-average remaining lease term – operating leases	1.2 years	2.2 years
Weighted-average discount rate – operating leases	5.568%	5.625%

Schedule of Future Minimum Payments Operating Leases

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

June 30, 2026
Year ending June 30, 2027	$148,040
Thereafter	30,636
Total undiscounted lease obligations	178,676
Less: imputed interest	(6,170)
Lease liabilities recognized in the consolidated balance sheet	$172,506